Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	ORIENTAL RISE HOLDINGS LIMITED
Document Type	POS AM
Amendment Flag	true
Amendment Description	On March 27, 2024, Oriental Rise Holdings Limited filed Amendment No. 7 to a Registration Statement on Form F-1 (Registration No. 333-274976), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on Mach 29, 2024 (the “Registration Statement”).This Post-effective Amendment No. 1 (the “Post-effective Amendment No. 1”) is being filed to update the Registration Statement to (i) include information contained in the registrant’s annual report on Form 20-F for the fiscal year ended December 31, 2023, initially filed with the SEC on May 2, 2024, and (ii) to update certain other information contained in the Registration Statement.The information included in this Post-Effective Amendment No. 1 amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement. This Post-Effective Amendment No. 1 contains two prospectuses, as set forth below.• Public Offering Prospectus. A prospectus to be used for the public offering of 2,000,000 Ordinary Shares of the Registrant (the “Public Offering Prospectus”) through the underwriter named on the cover page of the Public Offering Prospectus.• Resale Prospectus. A prospectus to be used for the resale by the Selling Shareholders of up to 1,000,000 Ordinary Shares of the Registrant (the “Resale Prospectus”).The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points:• they contain different outside and inside front covers and back covers;• they contain different Offering sections in the Prospectus Summary section beginning on page 1;• they contain different Use of Proceeds sections on page Alt-5;• a Selling Shareholder section is included in the Resale Prospectus; and• the Underwriting section from the Public Offering Prospectus on page 160 is deleted and replaced with a Selling Shareholders Plan of Distribution section on Alt-3 is inserted in its place.The Registrant has included in this Post-Effective Amendment No. 1 a set of alternate pages after the back-cover page of the Public Offering Prospectus (the “Alternate Pages”) to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages and will be used for the public offering by the Registrant and the Selling Shareholders. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages and will be used for the resale offering by the Selling Shareholders.
Entity Central Index Key	0001964664
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9